OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(8)(9)	ACQUISITION DATE(10)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments
Structured Investments - Equity Investments
ALM VII (R), Ltd.
CLO preference shares(5)(7)(12), (Estimated yield 7.97%, maturity January 15, 2036)	09/05/2024	$ 5,601,000	$ 1,646,758	$ 1,008,180

Allegro CLO XII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.48%, maturity July 21, 2037)	04/25/2025	5,069,000	2,650,197	2,281,050

Ares Loan Funding II, Ltd.
CLO subordinated notes(5)(6)(7)(12), (Estimated yield 19.34%, maturity October 20, 2038)	11/06/2025	7,101,675	5,762,729	5,510,560

Ares Loan Funding IX, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.11%, maturity March 31, 2038)	03/03/2025	3,900,000	2,922,886	2,660,694

Ares XLIII CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.60%, maturity January 15, 2038)	08/17/2023	1,028,690	260,313	233,254

Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.67%, maturity April 15, 2034)	12/15/2023	1,000,000	252,854	175,401

Atlas Senior Loan Fund XXIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.24%, maturity July 20, 2037)	01/13/2025	1,475,000	779,627	619,500

Bain Capital Credit CLO 2017-2, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 11.00%, maturity July 25, 2037)	01/17/2024	626,000	354,220	225,360

Barings CLO Ltd. 2022-IV
CLO subordinated notes(5)(7), (Estimated yield 16.05%, maturity October 20, 2037)	03/11/2025	3,500,000	2,769,377	2,415,000

BlueMountain CLO XXIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.83%, maturity July 20, 2037)	11/12/2024	3,750,000	1,798,404	1,125,000

BlueMountain CLO XXXI Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.70%, maturity April 19, 2034)	04/16/2024	1,130,117	627,228	395,541

Carlyle US CLO 2024-F, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 11.43%, maturity October 25, 2037)	10/10/2024	1,446,667	1,187,518	911,400

CBAMR 2017-1, Ltd.
CLO subordinated notes(5)(6)(7), (Estimated yield 20.16%, maturity January 20, 2038)	11/24/2025	20,000,000	6,187,799	6,100,000

CBAMR 2021-15, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 18.37%, maturity January 20, 2038)	05/07/2025	2,900,000	1,265,210	1,131,000

CIFC Funding 2014-V, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.37%, maturity July 17, 2037)	02/21/2025	5,000,000	2,140,614	1,550,000

Dryden 78 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 6.90%, maturity April 17, 2037)	07/25/2023	686,274	388,665	247,059

Dryden 90 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 9.49%, maturity November 15, 2038)	04/04/2023	241,917	230,018	147,569

Elmwood CLO XII Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.35%, maturity October 15, 2037)	07/24/2023	750,000	427,503	300,000

Elmwood CLO 16, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 6.24%, maturity April 20, 2037)	06/07/2023	800,000	442,041	280,000

Franklin Park Place CLO I
CLO subordinated notes(5)(7)(12), (Estimated yield 15.28%, maturity April 14, 2038)	05/30/2024	1,547,366	779,013	510,631

Generate CLO 11 Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 9.80%, maturity October 20, 2037)	02/03/2025	1,789,000	1,515,234	769,270

Generate CLO 15 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.89%, maturity July 20, 2037)	05/21/2025	3,000,000	1,946,717	1,380,000

Lakeside Park CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.17%, maturity April 15, 2038)	03/07/2025	3,716,667	2,887,009	2,415,834

Marble Point CLO XVI Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.49%, maturity November 16, 2034)	04/17/2024	500,000	242,107	155,000

Magnetite XLII, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 11.30%, maturity January 25, 2038)	10/17/2024	3,005,000	2,791,821	2,043,400

Neuberger Berman CLO XVII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 11.74%, maturity July 22, 2038)	06/13/2024	1,800,000	411,077	306,000

Oaktree CLO 2019-2 Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 13.28%, maturity October 15, 2037)	01/30/2025	3,000,000	1,307,726	930,000

OCP CLO 2016-11, Ltd.
CLO preference shares(5)(7)(12), (Estimated yield 14.27%, maturity July 26, 2038)	05/31/2024	2,680,000	1,157,769	911,200
(continued on next page)

OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(8)(9)	ACQUISITION DATE(10)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
OCP CLO 2024-37, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 11.46%, maturity October 15, 2037)	09/27/2024	$ 2,000,000	$ 1,766,036	$ 1,340,000

Octagon Investment Partners 42, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 13.55%, maturity July 15, 2037)	08/16/2023	863,922	338,891	220,243

Octagon 52, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 12.49%, maturity July 23, 2037)	06/05/2024	1,073,171	734,527	493,659

Octagon 55, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.93%, maturity March 20, 2038)	09/28/2023	808,000	377,572	290,880

OFSI BSL X, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 7.40%, maturity April 20, 2034)	08/01/2023	275,000	158,180	66,000

Park Blue CLO 2024-V, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.57%, maturity July 25, 2037)	01/31/2025	2,500,000	1,834,915	1,325,000

Park Blue CLO 2024-VI, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.75%, maturity January 25, 2038)	10/29/2025	1,000,000	736,551	670,000

PPM CLO 5, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.47%, maturity October 18, 2034)	12/10/2024	3,333,333	1,325,390	600,000

Reese Park CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.58%, maturity January 15, 2038)	08/13/2025	2,693,750	1,412,295	1,104,438

Regatta X Funding Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 24.22%, maturity July 17, 2037)	05/07/2025	10,600,000	2,283,172	1,908,000

Regatta XIV Funding Ltd.
CLO subordinated notes(3)(5)(7)(11)(12), (Estimated yield 0.00%, maturity October 25, 2031)	02/20/2025	5,000,000	28,380	182,000

Regatta XXXI Funding Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.06%, maturity March 25, 2038)	02/21/2025	1,975,269	1,918,668	1,629,597

Regatta 32 Funding Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.13%, maturity July 25, 2038)	06/11/2025	2,848,644	2,867,446	2,364,375

RR 1, Ltd.
CLO subordinated notes(3)(5)(7)(11)(12), (Estimated yield 0.00%, maturity July 15, 2035)	05/30/2024	1,916,667	165,561	147,200

Sculptor CLO XXIX, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.49%, maturity July 22, 2038)	09/20/2023	300,000	135,650	99,000

Sculptor CLO XXXIII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 12.62%, maturity July 20, 2037)	07/01/2024	643,000	460,198	321,500

Sculptor CLO XXXIV, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 13.94%, maturity January 20, 2038)	11/15/2024	789,000	582,607	433,950

Sculptor CLO XXXV, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.96%, maturity April 27, 2038)	03/24/2025	3,500,000	2,513,163	2,030,000

Signal Peak CLO 4, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 40.20%, maturity October 26, 2034)	08/09/2023	2,918,603	618,429	379,418

Signal Peak CLO 5, Ltd. (f/k/a Mariner CLO 5, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 4.15%, maturity April 25, 2037)	05/20/2024	1,000,000	270,929	150,000

Signal Peak CLO 7, Ltd. (f/k/a Mariner CLO 7, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 16.08%, maturity October 20, 2037)	05/21/2025	6,908,500	2,911,348	2,072,550

Signal Peak CLO 8, Ltd. (f/k/a Mariner CLO 8, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 16.41%, maturity October 20, 2037)	11/08/2023	384,720	204,077	157,735

Sound Point CLO XXIII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 8.01%, maturity July 15, 2034)	05/09/2024	1,500,000	387,421	162,811

Brant Point CLO 2024-3, Ltd. (f/k/a Sound Point CLO 38, Ltd.)
CLO subordinated notes(5)(6)(7)(12), (Estimated yield 15.78%, maturity February 20, 2037)	07/29/2025	5,750,000	3,922,339	3,680,000

Tallman Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.16%, maturity July 20, 2038)	09/09/2025	5,620,000	3,061,572	2,641,400

TCW CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.74%, maturity October 24, 2038)	01/25/2024	500,000	291,041	215,000

Tikehau US CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.32%, maturity January 20, 2038)	07/22/2025	1,000,000	588,234	480,000

Venture 49 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 5.50%, maturity April 20, 2037)	12/20/2024	4,775,000	2,327,452	1,432,500

Verona Park CLO, Ltd.
CLO warehouse subordinated notes(5)(7)(12)(16), (Estimated yield 18.07%, maturity July 07, 2027)	08/04/2025	944,444	944,445	944,444
(continued on next page)

OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025
(Unaudited)

COMPANY/INVESTMENT(1)(8)(9)	ACQUISITION DATE(10)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Wind River 2021-4 CLO Ltd.
CLO subordinated notes(3)(5)(7)(12), (Estimated yield 0.00%, maturity January 20, 2035)	08/15/2023	$ 250,000	$108,798	$11,250

Total Structured Finance - Equity Investments			80,407,721	64,290,853	95.20%
Total Collateralized Loan Obligation - Equity Investments			$80,407,721	$64,290,853	95.20%

Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments
Structured Finance - Equity Fee Note Investments

Franklin Park Place CLO I
CLO subordinated fee notes(12)(13)(14), (Maturity April 14, 2038)	05/30/2024	44,775	44,775	92,034

Sound Point CLO XXIII, Ltd.
CLO subordinated Y notes(12)(13)(14), (Maturity July 15, 2034)	05/09/2024	3,208	3,208	2,259

CLO other (12)(13)(14)	Various(15)		$368,990	$355,065

Total Other CLO Equity Related Investments			416,973	449,358	0.67%

Total Investments			$80,824,694	$64,740,211	95.87%

First American Government Obligations Fund, Class X Shares(4)(6) 3.68%		5,425,115	$5,425,115	$5,425,115

Total Cash and Cash Equivalents			$5,425,115	$5,425,115	8.03%

Total Investments and Cash and Cash Equivalents			$86,249,809	$70,165,326	103.90%

(1) We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

      In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2) Fair value is determined in good faith by the Board of Directors of the Fund.

(3) As of December 31, 2025, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost.

(4) Represents cash equivalents held in a money market account as of December 31, 2025.
(5) Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6) Investment represents greater than 5% of net assets.
(7) The CLO subordinated notes and preference shares are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8) The fair value of the investment was determined using significant unobservable inputs.

(9) The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the “Securities Act”). These investments are generally subject to restrictions as “restricted securities” (within the meaning of the Securities Act).

(10) Acquisition date represents the initial date of purchase.
(11) The CLO equity investment was optionally redeemed.
(12) Investment is co-invested with the Fund's affiliates.
(13) Fair value includes the Fund's interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from those fee notes.
(14) Cost value reflects amortized cost.
(15) Cost and fair value total represents multiple investments which were purchased within one year prior to December 31, 2025.
(16) The subordinated notes represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.